Cover	Jun. 26, 2023
Statement [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2023
Entity File Number	001-40578
Entity Registrant Name	AGRIFORCE GROWING SYSTEMS, LTD.
Entity Central Index Key	0001826397
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	300 - 2233 Columbia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V5Y 0M6
City Area Code	(604)
Local Phone Number	757-0952
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Shares
Statement [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	AGRI
Security Exchange Name	NASDAQ
Series A Warrants
Statement [Line Items]
Title of 12(b) Security	Series A Warrants
Trading Symbol	AGRIW
Security Exchange Name	NASDAQ